Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 37,220	$ 1,287,406	$ 1,762,095
Prepaid expenses	21,320	3,611	59,716
Prepaid income taxes	430,271
Total Current Assets	488,811	1,291,017	1,821,811
Deferred tax asset	8,377
Marketable securities held in Trust Account	207,415,640	205,314,566	201,748,422
TOTAL ASSETS	207,912,828	206,605,583	203,570,233
Current Liabilities
Accounts payable and accrued expenses	9,166,765	499,625	163,863
Income taxes payable		631,180	223,095
Total Current Liabilities	9,166,765	1,130,805	386,958
Promissory note – related party	1,799,587
Deferred tax liability		4,571	63,236
Deferred underwriting fees	7,000,000	7,000,000	7,000,000
Total Liabilities	17,966,352	8,135,376	7,450,194
Commitments
Class A Common stock subject to possible redemption	184,946,475	193,470,198	191,120,038
Stockholders’ Equity
Preferred stock
Additional paid-in capital	10,048,451	1,572,014	3,922,180
(Accumulated deficit) Retained earnings	(5,049,235)	3,427,321	1,077,153
Total Stockholders’ Equity	5,000,001	5,000,009	5,000,001
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	207,912,828	206,605,583	203,570,233
Class A Common stock
Stockholders’ Equity
Common stock value	285	174	168
Total Stockholders’ Equity	285	174	168
Class B Common stock
Stockholders’ Equity
Common stock value	500	500	500
Total Stockholders’ Equity	$ 500	$ 500	$ 500